Additional Information of Cash Flow Statements - Changes in Operating Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from (used in) operating activities [abstract]
Trade accounts and notes receivable	₩ 63,075	₩ 273,419	₩ 1,586,113
Other receivables	113,740	191,591	259,741
Inventories	(1,435,170)	(889,998)	2,456,068
Other current assets	110,688	(287,377)	42,131
Other non-currentassets	12,455	33,584	72,826
Trade accounts and notes payable	(607,999)	769,337	(894,129)
Other payables	(26,922)	(179,174)	39,811
Other current liabilities	338,273	2,490	(457,947)
Provisions	(145,763)	(124,884)	(119,172)
Payments of severance benefits	(185,220)	(278,278)	(157,983)
Plan assets	3,815	(138,854)	(115,274)
Other non-currentliabilities	(82,605)	223,574	72,267
Changes in operating cash flows	₩ (1,841,633)	₩ (404,570)	₩ 2,784,452